INCOME TAXES (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Valuation Allowance, Deferred Tax Asset, Change in Amount	$ 2,891,718	$ 1,380,642
Research Tax Credit Carryforward [Member]
Tax Credit Carryforward, Amount	6,188
Tax Credit Carry Forward Expiration Dates1	expires in 2027
Newyork Tax Authority [Member]
Operating Loss Carryforwards	11,600,000
Operating Loss Carryforwards, Expiration Dates	expiring from 2030 to 2032
Federal Tax Authority [Member]
Operating Loss Carryforwards	$ 12,300,000
Operating Loss Carryforwards, Expiration Dates	expire from 2027 to 2032
New Jersey Tax Authority [Member]
Operating Loss Carryforwards, Expiration Dates	expire from 2014 to 2019